Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Significant Accounting Policies
Use of Estimates

Use of Estimates - The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates underlying the Company’s reported financial position and results of operations include the allowance for doubtful accounts, useful lives of property and equipment, impairment of long-lived assets, inventory valuation, fair value of stock-based compensation and valuation allowance on deferred tax assets.

Use of Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates underlying the Company’s reported financial position and results of operations include the allowance for doubtful accounts, useful lives of property and equipment, impairment of long-lived assets, inventory valuation, fair value of stock-based compensation and valuation allowance on deferred tax assets.

Cash and Cash Equivalents

Cash- The Company considers all highly liquid investment instruments with a maturity of three months or less to be cash equivalents. Cash is maintained at financial institutions and at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances.

Cash - The Company considers all highly liquid investment instruments with a maturity of three months or less to be cash equivalents. Cash is maintained at financial institutions and at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances.

Accounts Receivable

Accounts Receivable - Amounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within a specified time from the invoice date. The trade terms vary based on the customer and typically range from prepaid to 45 days from the invoice date. Interest is not charged by the Company on past due accounts. The carrying amount of receivables is reduced by a valuation allowance for expected credit losses, as necessary, that reflects management’s best estimate of the amount that will not be collected. This estimation takes into consideration historical experience, current conditions and as applicable, reasonable supportable forecasts. Actual results could vary from the estimate. Accounts are charged against the allowance when management deems them to be uncollectible. The net accounts receivable balances at March 31, 2025, June 30, 2024, and July 1, 2023 were $180,897, $ 606,885, and $2,046,700, respectively. Based on management’s review of accounts receivable, the valuation allowance was approximately $591,600 at March 31, 2025 and $61,750 at June 30, 2024, and $148,600 at July 1, 2023, respectively. The Company had bad debt expenses of $773,915 for the three and $783,915 nine months ended March 31, 2025 and $0 for the three and 6,000 nine months March 31, 2024.   Management increased the reserves for accounts receivable by $554,260 during the nine months ended March 31, 2025 and wrote off approximately $219,600 of accounts receivable balances.

Accounts Receivable - Amounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within a specified time from the invoice date. The trade terms vary based on the customer and typically range from prepaid to 45 days from the invoice date. Interest is not charged by the Company on past due accounts. The carrying amount of receivables is reduced by a valuation allowance for expected credit losses, as necessary, that reflects management’s best estimate of the amount that will not be collected. This estimation takes into consideration historical experience, current conditions and as applicable, reasonable supportable forecasts. Actual results could vary from the estimate. Accounts are charged against the allowance when management deems them to be uncollectible. The net accounts receivable balances at June 30, 2024, 2023 and 2022 were $606,885, 1,125,394 and $760,729, respectively. Based on management’s review of accounts receivable, the valuation allowance was approximately $61,750 and $0 at June 30, 2024 and 2023, respectively. The Company had bad debt expenses of $24,500 and $4,750 for the years ended June 30, 2024 and 2023, respectively.

Inventory

Inventory - The Company reviews the inventory level of all products and raw materials quarterly. For most products that have been in the market for one year or more, we consider inventory levels of greater than one year’s sales to be excess or other items that show slower than projected sales. Due to limited market penetration for our products, we have decided to write down 50% of the cost against certain raw materials and finished products. Products that are no longer part of the current product offering are considered obsolete. The potential for re-sale of slow-moving and obsolete inventories is based upon our assumptions about future demand and market conditions. The recorded cost of obsolete inventories is then reduced to zero. The slow-moving and obsolete inventory is written off and recorded as charges to cost of goods sold. All adjustments for obsolete inventory establish a new cost basis for that inventory as we believe such reductions are permanent declines in the market price of our products. Generally, obsolete inventory is sold to companies that specialize in the liquidation, while we continue to market slow-moving inventories until they are sold or become obsolete.  Inventory consists of raw materials and finished goods and is stated at the lower of cost or net realizable value, cost is determined by the weighted average moving cost inventory method. Net realizable value is determined, with appropriate consideration given to obsolescence, excessive levels, deterioration, and other factors.

Inventory - The Company reviews the inventory level of all products and raw materials quarterly. For most products that have been in the market for one year or more, we consider inventory levels of greater than one year’s sales to be excess or other items that show slower than projected sales. Due to limited market penetration for our products, we have decided to write down 50% of the cost against certain raw materials and finished products. Products that are no longer part of the current product offering are considered obsolete. The potential for re-sale of slow-moving and obsolete inventories is based upon our assumptions about future demand and market conditions. The recorded cost of obsolete inventories is then reduced to zero. The slow-moving and obsolete inventory is written off and recorded as charges to cost of goods sold. All adjustments for obsolete inventory establish a new cost basis for that inventory as we believe such reductions are permanent declines in the market price of our products. Generally, obsolete inventory is sold to companies that specialize in the liquidation, while we continue to market slow-moving inventories until they are sold or become obsolete.

Inventory consists of raw materials and finished goods and is stated at the lower of cost or net realizable value, cost is determined by the weighted average moving cost inventory method. Net realizable value is determined, with appropriate consideration given to obsolescence, excessive levels, deterioration, and other factors.  On June 30, 2024, the Company had $465,535 of raw materials and $966,021 of finished goods inventory.  On June 30, 2023, the Company had no raw material inventory and $4,804,299 of finished goods inventory.  The Company had inventory reserves at June 30, 2024 and 2023 of $605,470 and $154,400, respectively.

Property and Equipment

Property and Equipment - Property and equipment is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 20 years. Leasehold improvements are amortized over the shorter of their estimated useful lives of 5 years or the related lease term. Gains and losses upon disposition are reflected in the Statements of Operations in the period of disposition. Maintenance and repair expenditures are charged to expense as incurred.

Property and Equipment - Property and equipment is recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 20 years. Leasehold improvements are amortized over the shorter of their estimated useful lives of 5 years or the related lease term. Gains and losses upon disposition are reflected in the Statements of Operations in the period of disposition. Maintenance and repair expenditures are charged to expense as incurred. The Company disposed of some equipment during 2024 and 2023 which resulted in gains and losses on the sales, shown in the accompanying Statements of Operations.

Business Combinations

Business Combinations - The Company accounts for its business combinations using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities assumed by the Company to the seller’s cash consideration and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. The excess of (i) the total costs of acquisition over (ii) the fair value of the identifiable net assets of the acquiree is recorded as identifiable intangible assets and goodwill.

Business Combinations - The Company accounts for its business combinations using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities assumed by the Company to the seller’s cash consideration and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. The excess of (i) the total costs of acquisition over (ii) the fair value of the identifiable net assets of the acquiree is recorded as identifiable intangible assets and goodwill.

Goodwill

Goodwill - The Company evaluates its goodwill for possible impairment, simplifying the test for goodwill impairment at least annually and when one or more triggering events or circumstances indicate that the goodwill might be impaired. Under this guidance, annual or interim goodwill impairment testing is performed by comparing the estimated fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the carrying value of goodwill.

The Company performed its annual test as of June 30, 2024 and 2023, respectively.

It was determined by management that the goodwill related to Cygnet was completely impaired at June 30, 2024 based on the strategic decision to exit the recommerce business.  An impairment of goodwill in the amount of $3,594,745 was recorded at June 30, 2024 eliminating all of the goodwill related to Cygnet.

Goodwill - The Company evaluates its goodwill for possible impairment, simplifying the test for goodwill impairment at least annually and when one or more triggering events or circumstances indicate that the goodwill might be impaired. Under this guidance, annual or interim goodwill impairment testing is performed by comparing the estimated fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the carrying value of goodwill.

The Company performed its annual test as of June 30, 2024 and 2023, respectively.

It was determined by management that the goodwill related to Cygnet was completely impaired at June 30, 2024 based on the strategic decision to exit the recommerce business.  An impairment of goodwill in the amount of $3,594,745 was recorded at June 30, 2024 eliminating all of the goodwill related to Cygnet.

It was determined by management that the goodwill related to Interactive Offers was completely impaired at June 30, 2023 based on the sale of the business at September 1, 2023.  An impairment of goodwill in the amount of $2,889,158 was recorded at June 30, 2023 eliminating all of the goodwill related to Interactive Offers.

Revenue Recognition

Revenue Recognition - In accordance with ASC No. 606, Revenue from Contracts with Customers, the Company recognizes revenue when we satisfy performance obligations as evidenced by the transfer of control of our products or services to customers. In general, the Company generates revenue from product sales, either directly to customers or to distributors. In determining whether a contract exists, we evaluate the terms of the agreement, the relationship with the customer or distributor and their ability to pay.

The Company recognizes revenue from sales of our products, including sales to our distributors, at a point in time, generally upon shipment or delivery to the customer or distributor, depending upon the terms of the sales order. Control is considered transferred when title and risk of loss pass, when the customer becomes obligated to pay and, where applicable, when the customer has accepted the products or upon expiration of the acceptance period. For sales to distributors, payment is due on our standard commercial terms and is not contingent upon the distributors’ resale of the products.

Shipping and handling fees billed to customers are included in revenue. Shipping and handling fees associated with inbound freight, are generally included in cost of revenue.

Our business is subject to contingencies related to customer orders, including:

Right of Return:

A large portion of our revenue comes from the sale of consumable products, which are sold in high-volume and low quantities, and are generally maintained at stock levels of less than ninety days in our facility. Customer returns have historically represented a very small percentage of sales on an annual basis.  Other product sales relate to some pet products, including small mechanical devices.

Warranties:

The Company does not accept sales returns from wholesale customers, as the products are pre-approved prior to production and shipment. E-Commerce product returns must be completed within 45 days of the date of purchase. The Company accrues an allowance for refunds, returned deposits and discounts given by customer services post shipment of the product based on historical experience and management’s estimate of future expenses, including replacement, freight charges and other fulfilment expenses.

Conditions of Acceptance:

Sales of our consumable products and pet products, generally do not have customer acceptance terms.

The following table discloses disaggregated revenue for the three months ended:

	March 31, 2025	March 31, 2024
Primary geographical markets

United States of America	$3,116,889	$5,045,330
Other	43,591	177,912
Total	$3,160,480	$5,223,242

Product source

Internally manufactured	$2,205,436	$2,554,341
Contract manufactured	625,169	673,738
Purchased as finished good	229,875	1,995,164
Total	$3,160,480	$5,223,242

The following table discloses disaggregated revenue for the nine months ended:

	March 31, 2025	March 31, 2024
Primary geographical markets

United States of America	$11,344,823	$20,519,729
Other	177,664	441,083
Total	$11,522,487	$20,960,812

Product source

Internally manufactured	$7,049,894	$8,377,195
Contract manufactured	2,038,348	2,219,111
Purchased as finished good	2,434,245	10,364,506
Total	$11,522,487	$20,960,812

Contract Assets

A contract asset is the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer. ASC 606, Revenue from Contracts with Customers, distinguishes between a contract asset and a receivable based on whether receipt of the consideration is conditional on something other than the passage of time. When the Company transfers control of goods or services to a customer before the customer pays consideration, the Company records either a contract asset or a receivable depending on the nature of the Company’s right to consideration for its performance. The point at which a contract asset becomes an account receivable may be earlier than the point at which an invoice is issued. The Company assesses a contract asset for impairment in accordance with ASC 310, Receivables.

The following table discloses the deferred revenue:

	March 31, 2025	June 30, 2024
Deferred revenue	$23,914	$235,255

The deferred revenue or also referred to as funded backlog was $0 at July 1, 2023.  We expect to recognize 100% of the deferred revenue at March 31, 2025 and June 30, 2024, as revenue in the year ended June 30, 2025.

Revenue Recognition - In accordance with ASC No. 606, Revenue from Contracts with Customers, the Company recognizes revenue when we satisfy performance obligations as evidenced by the transfer of control of our products or services to customers. In general, the Company generates revenue from product sales, either directly to customers or to distributors. In determining whether a contract exists, we evaluate the terms of the agreement, the relationship with the customer or distributor and their ability to pay.

The Company recognizes revenue from sales of our products, including sales to our distributors, at a point in time, generally upon shipment or delivery to the customer or distributor, depending upon the terms of the sales order. Control is considered transferred when title and risk of loss pass, when the customer becomes obligated to pay and, where applicable, when the customer has accepted the products or upon expiration of the acceptance period. For sales to distributors, payment is due on our standard commercial terms and is not contingent upon the distributors’ resale of the products.

Shipping and handling fees billed to customers are included in revenue. Shipping and handling fees associated with inbound freight, are generally included in cost of revenue.

Our business is subject to contingencies related to customer orders, including:

Right of Return:

A large portion of our revenue comes from the sale of consumable products, which are sold in high-volume and low quantities, and are generally maintained at stock levels of less than ninety days in our facility. Customer returns have historically represented a very small percentage of sales on an annual basis.  Other product sales relate to some pet products, including small mechanical devices.

Warranties:

The Company does not accept sales returns from wholesale customers, as the products are pre-approved prior to production and shipment. E-Commerce product returns must be completed within 45 days of the date of purchase. The Company accrues an allowance for refunds, returned deposits and discounts given by customer services post shipment of the product based on historical experience and management’s estimate of future expenses, including replacement, freight charges and other fulfilment expenses.

Conditions of Acceptance:

Sales of our consumable products and pet products, generally do not have customer acceptance terms.

Contract Assets

A contract asset is the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer. ASC 606, Revenue from Contracts with Customers, distinguishes between a contract asset and a receivable based on whether receipt of the consideration is conditional on something other than the passage of time. When the Company transfers control of goods or services to a customer before the customer pays consideration, the Company records either a contract asset or a receivable depending on the nature of the Company’s right to consideration for its performance. The point at which a contract asset becomes an account receivable may be earlier than the point at which an invoice is issued. The Company assesses a contract asset for impairment in accordance with ASC 310, Receivables.

The following table discloses the deferred revenue:

	June 30, 2024	June 30, 2023
Deferred revenue	$235,255	$-

The deferred revenue or also referred to as funded backlog was $235,255, $0 and $0 at June 30,2024, June 30, 2023 and June 30, 2022, respectively. We expect to recognize approximately 100% of the deferred revenue as revenue in the year ended June 30, 2025.  There was no opening liability balance at June 30, 2023 to be recognized in the year ended June 30, 2024.

Digital Assets

Digital Assets – In accordance Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires in-scope crypto assets to be measured at fair value in the statement of financial position, with gains and losses from changes in the fair value of such crypto assets recognized in net income each reporting period. ASU 2023-08 also requires certain interim and annual disclosures for crypto assets within the scope of the standard.

The Company adopted this guidance effective January 1, 2025 as this was the start of the first reporting period the Company had Crypto Assets.

Impairment of Long-lived Assets

Impairment of Long-lived Assets - Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company periodically evaluates whether events and circumstances have occurred that indicate possible impairment. When impairment indicators exist, the Company estimates the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether or not the asset values are recoverable.

Impairment of Long-lived Assets - Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company periodically evaluates whether events and circumstances have occurred that indicate possible impairment. When impairment indicators exist, the Company estimates the future undiscounted net cash flows of the related asset or asset group over the remaining life in measuring whether or not the asset values are recoverable.   The Company recognized an impairment on its building of $336,434 during the year ended June 30, 2024, based on the fair market value of the building's pending sale, completed on July 8, 2024.  The Company recognized a $569,195 loss on the sale of assets that were either liquidated or abandoned in the move of its manufacturing facility from Nevada to Florida.  In addition, the Company recognized an impairment of intangible assets of $4,274,680 for the year ended June 30, 2024.  $974,680 of the impairment is related to LuckyTail’s rapid decline of direct-to-consumer sales and $3,300,000 of the impairment is related to the unamortized vendor list of Cygnet, as the Company no longer purchases products from the majority of the original vendors Cygnet was using when the Company purchased Cygnet.

The Company recognized an impairment on its long-lived assets during the year ended June 30, 2023, of $857,143 on the assets held for sale, related to Interactive Offers, leaving $716,944 of Interactive’s original intangible assets classified as assets available for sale.

Advertising

Advertising - The Company supports its products with advertising to build brand awareness of the Company’s various products in addition to other marketing programs executed by the Company’s marketing team. The Company believes continual investment in advertising is critical to the development and sale of its branded products. Advertising costs of $491,510 and $366,943 were expensed as incurred during the three months ended March 31, 2025 and 2024, respectively.  Advertising costs of $1,331,133 and $1,463,550 were expensed as incurred during the nine months ended March 31, 2025, and 2024, respectively.

Advertising - The Company supports its products with advertising to build brand awareness of the Company’s various products in addition to other marketing programs executed by the Company’s marketing team. The Company believes continual investment in advertising is critical to the development and sale of its branded products. Advertising costs of $3,353,361 and $4,271,469 were expensed as incurred during the years ended June 30, 2024 and 2023, respectively.

Stock Based Compensation

Stock Based Compensation - The Company recognizes all share-based payments to employees, including grants of employee stock options and grants of restricted shares as compensation expense in the consolidated financial statements based on their fair values. That expense will be recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period) or immediately if the share-based payments vest immediately.

Stock Based Compensation - The Company recognizes all share-based payments to employees, including grants of employee stock options and grants of restricted shares as compensation expense in the consolidated financial statements based on their fair values. That expense will be recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period) or immediately if the share-based payments vest immediately.

Non-employee Stock-based Payments

Non-employee Stock-based Payments - The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of Accounting Standards Codification (ASC) 2018-07, which simplifies the accounting for non-employee share-based payment transactions. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. Stock-based payments related to non-employees are accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Fair Value Measurements

Fair Value Measurements - The Company accounts for financial instruments in accordance with FASB ASC 820 “Fair Value Measurement and Disclosures” (ASC 820). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The estimated fair value of certain financial instruments, including cash, accounts receivable, accounts payable, accrued expenses, deferred revenue and debt are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Leases

Leases - The Company determines if a contract contains a lease at inception. A contract contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is defined as having both the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset. Management only reassesses its determination if the terms and conditions of the contract are changed. Leases with an initial term of 12 months or less are not recorded within the accompanying condensed consolidated balance sheets. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option will result in an economic penalty. All the Company’s real estate leases are classified as operating leases.

Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term for an additional two years. The exercise of lease renewal options is at the Company’s discretion. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants.

The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular currency environment.

Leases - The Company determines if a contract contains a lease at inception. A contract contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is defined as having both the right to obtain substantially all of the economic benefits from use of the asset and the right to direct the use of the asset. Management only reassesses its determination if the terms and conditions of the contract are changed. Leases with an initial term of 12 months or less are not recorded within the accompanying consolidated balance sheets. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option will result in an economic penalty. All the Company’s real estate leases are classified as operating leases.

Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term for an additional two years. The exercise of lease renewal options is at the Company’s discretion. The Company evaluates renewal options at lease inception and on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants.

The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease within a particular currency environment.

Income Taxes

Income Taxes - Income taxes are provided for the tax effects of transactions reported in the condensed consolidated financial statements and consist of taxes currently due plus deferred taxes resulting from temporary differences. Such temporary differences result from differences in the carrying value of assets and liabilities for tax and financial reporting purposes. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.  At March 31, 2025 and June 30, 2024, there was a valuation allowance of approximately $7,791,500 and a $6,100,000 valuation allowance was recorded at March 31, 2025 and June 30, 2024, respectively.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s condensed consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s condensed consolidated financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. There are no material uncertain tax positions at June 30, 2024 or June 30, 2023.

Income Taxes - Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes resulting from temporary differences. Such temporary differences result from differences in the carrying value of assets and liabilities for tax and financial reporting purposes. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.   A $6,100,000 valuation allowance was recorded at June 30, 2024 and no valuation allowance at June 30, 2023.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. There are no material uncertain tax positions at June 30, 2024 or June 30, 2023.

On December 22, 2017, the U.S. government enacted the Tax Act, which made significant changes to the Internal Revenue Code of 1986, as amended, including, but not limited to, reducing the U.S. corporate statutory tax rate and the net operating loss incurred after December 31, 2017 can be carried forward indefinitely and the two year net operating loss carried back was eliminated (prohibited).

Reverse Stock Split

On September 18, 2024, we filed a Certificate of Change with the Nevada Secretary of State to effect a reverse stock split of our common stock at a rate of 1-for-20 (the "Reverse Stock Split"), which became effective as of October 3, 2024 (the "Effective Date"). The Reverse Stock Split was approved by the board of directors in accordance with Nevada law. The Reverse Stock Split did not have any impact on the par value of common stock.

On the Effective Date, every twenty shares of Common Stock issued and outstanding were automatically combined into one share of Common Stock, without any change in the par value per share. As the per-share par value did not change, we reclassified $19,860 from Common Stock to Additional Paid-in-Capital on the Effective Date. The exercise prices and the number of shares issuable upon exercise of outstanding stock options, equity awards and warrants, and the number of shares available for future issuance under the equity incentive plans were adjusted in accordance with their respective terms. The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in our Common Stock. We did not issue any fractional shares in connection with the Reverse Stock Split. Instead, fractional shares were initially rounded up to the next largest whole number, resulting in the issuance of 8 shares on October 3, 2024, the Effective Date, and an additional issuance of 38 shares on October 8, 2024.  On October 10, 2024, the transfer agent received additional requests to issue a total of 202,183 shares of common stock for round up of fractional shares.  These shares were issued on October 23, 2024 and on October 30, 2024 we were notified that the shares were returned to the Company’s transfer agent.  Although the Company did receive the common stock back after issuance, the potential dilution remains a risk, and is the subject of a complaint filed by the Company in the United States District Court for the District of Nevada with the purpose of eliminating any said risk.  The Reverse Stock Split did not modify the relative rights or preferences of the Common Stock.

Unless otherwise indicated, all issued and outstanding shares of common stock and all outstanding securities entitling their holders to purchase shares of our common stock or acquire shares of our common stock, including stock options, restricted stock units, and warrants per share data, share prices and exercise prices, as required by the terms of those securities, have been adjusted retroactively to reflect the Reverse Stock Split.

On October 17, 2024, Company received written notice (the “Compliance Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) informing the Company that it has regained compliance with Nasdaq Listing Rule 5550(a)(2), which requires that companies listed on the Nasdaq Stock Market maintain a minimum bid price of $1.00 per share.  Nasdaq notified the Company in the Compliance Notice that, from October 3, 2024 to October 16, 2024, the closing bid price of the Company’s common stock had been $1.00 per share or greater and, accordingly, the Company had regained compliance with Nasdaq Listing Rule 5550(a)(2) and that the matter was now closed.

On September 18, 2024, we filed a Certificate of Change with the Nevada Secretary of State to effect a reverse stock split of our common stock at a rate of 1-for-20 (the "Reverse Stock Split"), which became effective as of October 3, 2024 (the "Effective Date"). The Reverse Stock Split was approved by the board of directors in accordance with Nevada law. The Reverse Stock Split did not have any impact on the par value of common stock.

On the Effective Date, every twenty shares of Common Stock issued and outstanding were automatically combined into one share of Common Stock, without any change in the par value per share. As the per-share par value did not change, we reclassified $19,860 from Common Stock to Additional Paid-in-Capital on the Effective Date. The exercise prices and the number of shares issuable upon exercise of outstanding stock options, equity awards and warrants, and the number of shares available for future issuance under the equity incentive plans were adjusted in accordance with their respective terms. The Reverse Stock Split affected all stockholders uniformly and did not alter any stockholder’s percentage interest in our Common Stock. We did not issue any fractional shares in connection with the Reverse Stock Split. Instead, fractional shares were initially rounded up to the next largest whole number, resulting in the issuance of 8 shares on October 3, 2024, the Effective Date, and an additional issuance of 38 shares on October 8,2024.  On October 10, 2024, the transfer agent received additional requests to issue a total of 202,183 shares of common stock for round up of fractional shares.  These shares were issued on October 23, 2024 and on October 30, 2024 we were notified that the shares were returned to the Company’s transfer agent.  Although the Company did receive the common stock back after issuance, the potential dilution remains a risk, and is the subject of a complaint filed by the Company in the United States District Court for the District of Nevada with the purpose of eliminating any said risk. The Reverse Stock Split did not modify the relative rights or preferences of the Common Stock.

Unless otherwise indicated, all issued and outstanding shares of common stock and all outstanding securities entitling their holders to purchase shares of our common stock or acquire shares of our common stock, including stock options, restricted stock units, and warrants per share data, share prices and exercise prices, as required by the terms of those securities, have been adjusted retroactively to reflect the Reverse Stock Split.

On October 17, 2024, Company received written notice (the “Compliance Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) informing the Company that it has regained compliance with Nasdaq Listing Rule 5550(a)(2), which requires that companies listed on the Nasdaq Stock Market maintain a minimum bid price of $1.00 per share.  Nasdaq notified the Company in the Compliance Notice that, from October 3, 2024 to October 16, 2024, the closing bid price of the Company’s common stock had been $1.00 per share or greater and, accordingly, the Company had regained compliance with Nasdaq Listing Rule 5550(a)(2) and that the matter was now closed.

Earnings (loss) per Share

Earnings (loss) per Share - Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average common shares outstanding for the period. Diluted income (loss) per share is computed giving effect to all potentially dilutive common shares. Potentially dilutive common shares may consist of incremental shares issuable upon the exercise of stock options and warrants and upon the conversion of notes. For the year ended, the dilutive common shares are as follows:

	June 30,	June 30,
	2024	2023

Stock options	200,714	241,964
Warrants	52,530	11,015
Preferred stock	13,889	13,889
Convertible debt	15,500	57,883
Restricted stock grants	12,500	-
Total potential dilutive weighted average shares outstanding	295,133	324,750

The dilutive effect of potentially dilutive securities is reflected in diluted earnings per common share by application of the treasury stock method. Under the treasury stock method, an increase in the fair market value of the Company’s common stock can result in a greater dilutive effect from potentially dilutive securities. During the year ended June 30, 2024 and 2023, the Company reported a net loss, so the potential effect is not reflected in the consolidated financial statements.

Deferred Revenue

Deferred Revenue - The Company records deposits as deferred revenue when a customer pays in advance of shipping the product. Once the product is shipped, the deposit is recorded as revenue and the related commissions are paid. All products were shipped related to deposits in deferred revenue, in less than one year.

Deferred Revenue - The Company records deposits as deferred revenue when a customer pays in advance of shipping the product. Once the product is shipped, the deposit is recorded as revenue and the related commissions are paid. All products were shipped related to deposits in deferred revenue, in less than one year.

Convertible Debt and Securities

Convertible Debt and Securities - The Company follows beneficial conversion feature guidance in ASC 470-20, which applies to convertible stock as well as convertible debt. A beneficial conversion feature is defined as a nondetachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the conversion option’s in-the-money portion, the intrinsic value of the option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as interest over the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no stated maturity date. If the earliest conversion date is immediately upon issuance, the expense must be recognized at inception. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may trigger the recognition of an additional beneficial conversion feature on occurrence.

Convertible Debt and Securities - The Company follows beneficial conversion feature guidance in ASC 470-20, which applies to convertible stock as well as convertible debt. A beneficial conversion feature is defined as a nondetachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the conversion option’s in-the-money portion, the intrinsic value of the option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as interest over the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no stated maturity date. If the earliest conversion date is immediately upon issuance, the expense must be recognized at inception. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may trigger the recognition of an additional beneficial conversion feature on occurrence.

Reclassifications

Reclassifications - Certain reclassifications have been made to the consolidated financial statements as of and for the three and nine months ended March 31, 2024 to conform to the presentation as of and for the nine months ended March 31, 2025.

Reclassifications - Certain reclassifications have been made to the consolidated financial statements as of and for the year ended June 30, 2023 to conform to the presentation as of and for the year ended June 30, 2024.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation - The Company’s condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The condensed consolidated financial statements include the accounts of all subsidiaries in which the Company holds a controlling financial interest as of March 31, 2025 and June 30, 2024.

In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. All significant intercompany transactions and balances are eliminated in consolidation. However, the results of operations included in such financial statements may not necessarily be indicative of annual results.

Non-controlling Interests in Consolidated financial statements

Non-controlling Interests in Consolidated financial statements - In December 2007, the FASB issued ASC 810-10-65, “Non-controlling Interests in consolidated financial statements”. This ASC clarifies that a non-controlling (minority) interest in subsidiaries is an ownership interest in the entity that should be reported as equity in the consolidated financial statements. It also requires consolidated net income to include the amounts attributable to both the parent and non-controlling interest, with disclosure on the face of the consolidated income statement of the amounts attributed to the parent and to the non-controlling interest. In accordance with ASC 810-10-45-21, those losses attributable to the parent and the non-controlling interest in subsidiaries may exceed their interests in the subsidiary’s equity. The excess and any further losses attributable to the parent and the non-controlling interest shall be attributed to those interests even if that attribution results in a deficit non-controlling interest balance.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, (“FASB”), or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption. The Company has considered all other recently issued accounting pronouncements, including the new provisions of ASC 326 (“Financial Instruments – Credit Losses”) pertaining to “current expected credit losses. ASC 326 was adopted for fiscal year 2024 and did not have a material effect to the accompanying condensed consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments expand income tax disclosure requirements by requiring an entity to disclose (i) specific categories in the rate reconciliation, (ii) additional information for reconciling items that meet a quantitative threshold, and (iii) the amount of taxes paid disaggregated by jurisdiction. The Company adopted this guidance effective for the annual reporting period beginning January 1, 2025 (fiscal year ended June 30, 2026). The adoption of ASU 2023-09 will impact the Company’s annual disclosures only.

In December 2023, the FASB issued ASU 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which establishes accounting guidance for crypto assets meeting certain criteria. Solana meets these criteria. The amendments require crypto assets meeting the criteria to be recognized at fair value with changes recognized in net income each reporting period. Upon adoption, a cumulative-effect adjustment was made to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption. ASU 2023-08 is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Company elected to early adopt ASU 2023-08 for the year ended June 30, 2024, effective as of July 1, 2024. As a result of the adoption, the Company did not have cumulative-effect adjustment as the Company did not have any Crypto Assets prior to January 1, 2025.  In the current period, Solana is being held fair value.

In November 2024, the FASB issued ASU 2024-03, "Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures." The ASU requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity: (1) disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities ("DD&A") (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e), (2) include certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements, (3) disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and (4) disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. An entity is not precluded from providing additional voluntary disclosures that may provide investors with additional decision-useful information. The ASU is effective for annual periods beginning after December 15, 2026, and interim report periods beginning after December 15, 2027. Early application of the amendment is permitted. The ASU should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to any or all prior periods presented in the financial statements. The Corporation is evaluating the effect that ASU 2024-03 will have on its condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements – From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, (“FASB”), or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption. The Company has considered all other recently issued accounting pronouncements, including the new provisions of ASC 326 (“Financial Instruments – Credit Losses”) pertaining to “current expected credit losses. ASC 326 was adopted for fiscal year 2024 and did not have a material effect to the accompanying consolidated financial statements.